INTEREST IN BUNGE DEFINED CONTRIBUTION MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The investments of the Trust at December 31, 2025 and 2024 are summarized as follows:

	2025		2024
	Bunge Defined Contribution Master Trust	Plan's Interest in Master Trust	Bunge Defined Contribution Master Trust	Plan's Interest in Master Trust

Investments – at fair value:
Mutual funds	$232,526,472	$222,992,527	$280,394,161	$266,691,882
Bunge shares	11,155,132	10,559,049	9,962,378	9,370,258
Collective trust funds	373,312,398	347,621,749	247,520,396	227,901,970
Self-directed brokerage accounts	31,677,712	29,701,592	25,582,994	23,560,615

Total investments, at fair value	$648,671,714	$610,874,917	$563,459,929	$527,524,725
The following are net appreciation in the fair value of investments and investment income for the Bunge Defined Contribution Master Trust for the years ended December 31, 2025 and 2024.

	2025	2024

Net appreciation in fair value of investments	$82,136,503	$52,506,454
Investment income	9,779,085	14,008,157
Total	$91,915,588	$66,514,611